CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Capital Management [Abstract]
Schedule of invested capital
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2019	2018
Partnership Capital	$22,177	$14,668
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(14,113)	(7,303)
Deficit	2,048	1,228
Accumulated other comprehensive income	(705)	(328)
Ownership changes	(398)	(109)
Invested Capital	$9,009	$8,156
The following table presents the change in Invested Capital during year ended December 31, 2019:

US$ MILLIONS	2019	2018
Opening balance	$8,156	$7,599
Issuance of preferred units, net of repurchases	72	341
Issuances of limited partnership units and redeemable partnership units, net of repurchases	781	(16)
Issuance of Exchange LP Units	—	232
Ending balance	$9,009	$8,156
Weighted Average Invested Capital	$8,563	$7,858